Critical accounting judgments and key sources of estimation uncertainty	12 Months Ended
Dec. 31, 2021
Critical accounting judgments and key sources of estimation uncertainty
Critical accounting judgments and key sources of estimation uncertainty

4. Critical accounting judgments and key sources of estimation uncertainty

In the application of the accounting policies, we are required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

Our estimates and assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period or in the period of the revisions and future periods if the revision affects both current and future periods.

The following are the critical judgments that we have made in the process of applying the accounting policies and the key sources of estimation that have the most significant effect on the amounts recognized in the consolidated financial statements presented elsewhere in this annual report.

Critical judgments in applying accounting policies

IFRS 15 – Revenue recognition Gilead

Our critical judgments were as follows:

Identification of the contract

●	Despite our obligation to pay future sales-based royalties to Gilead and a change in the governance structure for the development activities, management judged that all activities are still beneficial for the further development of filgotinib, for which Gilead still owns the ex-Europe rights. All contract modifications have thus been analyzed following the requirements of IFRS 15 as we concluded that Gilead is still to be considered as a customer. This is also supported by the fact that we concluded that there continues to be only one performance obligation with respect to filgotinib.

Identification of the performance obligation

●	The modifications of 2020 and 2021 did not give rise to new performance obligations. There was only a change in scope and price of the existing filgotinib performance obligation, which was only partly satisfied at the time of the modification. It’s management’s judgement that the Group A and Group B development activities (see note 2 for more details) still to be performed are interrelated and thus cannot be seen as separate performance obligations. Based on this, the contract modification has been treated on a cumulative catch-up basis under IFRS 15.

Allocation of the total transaction price

●	The increased fixed consideration as result of the modification has been allocated in its entirety to the filgotinib performance obligation. We assessed that the contract modification only changes the scope of the filgotinib performance obligation and the change in both fixed and variable consideration is reflective of the updated stand-alone selling price for the remaining activities of this performance obligation. If we would have concluded that the increased consideration was not, or only partially, related to the filgotinib performance obligation, the consideration would have been potentially allocated to other performance obligations in the contract, which would alter the timing of revenue recognition.
●	The denominator used in the calculation of the percentage of completion reflects our best estimate of the total costs to complete the filgotinib performance obligation. These costs were assessed considering management’s best estimate of the design and duration of ongoing and planned clinical trials.

Key sources of estimation uncertainty

The following are the key sources of estimation uncertainty that have the most significant effect on the amounts recognized in our consolidated financial statements for the year ended December 31, 2021.

Costs to complete the filgotinib performance obligation

●The denominator used in the calculation of the percentage of completion reflects our best estimate of the total costs to complete the filgotinib performance obligation (which is composed of the actual costs already incurred at reporting date and our best estimate of the remaining costs to complete the performance obligation). As our estimate of the costs is depending on the evolution of the development activities, it may be subject to change in the future. If the outcome of certain activities would be different from the assumptions that we made, it could lead to a material adjustment to the total estimated costs, resulting in a reallocation of revenue between current and future periods. Revenue recognized for upfront payments and milestone payments in 2021 amounted to €235.7 million. Our total deferred income balance related to this filgotinib performance obligation amounts to €604.9 million on December 31, 2021. At reporting date, had our best estimate of the remaining cost to complete the filgotinib performance obligation been increased by 5%, this would have resulted in a decrease in revenue recognition in 2021 of €16.7 million and a corresponding increase in current and non-current deferred income. Had our best estimate of the remaining cost to complete the filgotinib performance obligation been decreased by 5%, this would have resulted in an increase in revenue recognition in 2021 of €17.5 million and a corresponding decrease in current and non-current deferred income.